Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of derivative instrument contracts fair value and notional amount

The Company currently has derivative instrument contracts which are recorded in other assets and other liabilities on the Company’s balance sheet, consisting of the following:

	December 31, 2012		December 31, 2011
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(Amounts in thousands)
Fair Value of Derivatives
IR Swaps associated with certificates of deposits (matures within 28 years)	$70	$25,000	$—	$—
IR cap contracts (matures within 2 years)	—	12,500	—	—
IR Swaps associated with loan contracts (matures within 2 years)	—	2,366	—	—
Currency exchange contracts (matures within 1 year)	(214)	10,000	—	—
Forward sales loan contracts (matures within 1 year)	—	10,858	—	10,739

	$(144)	$60,724	$—	$10,739

Computation of Earnings per share

Earnings per share have been computed based on the following periods:

	2012	2011	2010
Weighted average number of common shares outstanding:
Basic	47,779	45,122	38,206
Dilutive effect of options outstanding	—	—	—
Dilutive effect of restricted shares	558	262	—

Diluted	48,337	45,384	38,206

Weighted average anti-dilutive stock options and unvested restricted shares excluded from the computation of diluted earnings per share

Weighted average anti-dilutive stock options and unvested restricted shares excluded from the computation of diluted earnings per share are as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Anti-dilutive stock options	2,850	1,783	—
Anti-dilutive restricted shares	—	—	—